Financial Instrument Risk Management - Credit Default Swaps by Underlying Financial Instrument Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of external credit grades [line items]
Financial assets	$ 143,061	$ 137,691
Financial assets, at fair value	144,673	140,292
Credit default swap contract
Disclosure of external credit grades [line items]
Financial assets	1,356	1,121
Financial assets, at fair value	23	25
Single name CDS contracts | Credit default swap contract
Disclosure of external credit grades [line items]
Financial assets	1,333	1,097
Financial assets, at fair value	23	25
Single name CDS contracts | AA | Credit default swap contract
Disclosure of external credit grades [line items]
Financial assets	48	67
Financial assets, at fair value	1	1
Single name CDS contracts | A | Credit default swap contract
Disclosure of external credit grades [line items]
Financial assets	611	584
Financial assets, at fair value	9	15
Single name CDS contracts | BBB | Credit default swap contract
Disclosure of external credit grades [line items]
Financial assets	674	446
Financial assets, at fair value	13	9
CDS index contracts | Credit default swap contract
Disclosure of external credit grades [line items]
Financial assets	23	24
Financial assets, at fair value	$ 0	$ 0